Mineral Stream Interests - Classification of Mining Interest (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	$ 2,717,538	$ 2,733,388
Non-Depletable	628,248	616,579
Total	3,345,786	3,349,967
Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	994,756	838,984
Non-Depletable	763,460	830,541
Total	1,758,216	1,669,525
Mineral Stream Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	4,138,229	4,007,555
Non-Depletable	1,425,286	1,480,836
Total	5,563,515	5,488,391
Voisey's Bay [member] | Cobalt Interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	198,499	203,436
Non-Depletable	23,607	24,074
Total	222,106	227,510
Penasquito [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	252,016	258,267
Non-Depletable	84,298	92,305
Total	336,314	350,572
Antamina [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	254,042	279,859
Non-Depletable	347,075	347,075
Total	601,117	626,934
Constancia [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	200,677	202,475
Non-Depletable	11,520	14,569
Total	212,197	217,044
Other silver interests [member] | Silver interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	288,021	98,383
Non-Depletable	320,567	376,592
Total	608,588	474,975
Sudbury [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	247,060	269,834
Non-Depletable	63,060	51,182
Total	310,120	321,016
Salobo [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	2,076,243	2,085,359
Non-Depletable	392,473	423,985
Total	2,468,716	2,509,344
Constancia [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	97,329	97,539
Non-Depletable	6,981	8,030
Total	104,310	105,569
San Dimas [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	69,126	73,514
Non-Depletable	106,149	108,688
Total	175,275	182,202
Stillwater [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	199,136	199,616
Non-Depletable	22,933	24,694
Total	222,069	224,310
Stillwater [member] | Palladium interest [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	227,436	231,747
Non-Depletable	9,971	9,642
Total	237,407	241,389
Other gold interests [member] | Gold interests [member]
Disclosure Of Mineral Stream Interests [line items]
Depletable	28,644	7,526
Non-Depletable	36,652
Total	$ 65,296	$ 7,526